CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - HKD ($) $ in Thousands	Total	Common stock [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income (Loss) [Member]	Retained earnings [Member]
Balance at Dec. 31, 2014	$ 932,990	$ 101	$ 26,049	$ 10,137	$ 896,703
Balance (in shares) at Dec. 31, 2014		12,938,128
Net income for the year	131,335	$ 0	0	0	131,335
Dividend paid	(121,101)	0	0	0	(121,101)
Cumulative translation adjustment	(2,538)	0	0	(2,538)	0
Balance at Dec. 31, 2015	940,686	$ 101	26,049	7,599	906,937
Balance (in shares) at Dec. 31, 2015		12,938,128
Net income for the year	692,042	$ 0	0	0	692,042
Dividend paid	(837,614)	0	0	0	(837,614)
Cumulative translation adjustment	(13,490)	0	0	(13,490)	0
Balance at Dec. 31, 2016	781,624	$ 101	26,049	(5,891)	761,365
Balance (in shares) at Dec. 31, 2016		12,938,128
Net income for the year	139,895	$ 0	0	0	139,895
Dividend paid	(151,376)	0	0	0	(151,376)
Cumulative translation adjustment	(813)	0	0	(813)	0
Balance at Dec. 31, 2017	$ 769,330	$ 101	$ 26,049	$ (6,704)	$ 749,884
Balance (in shares) at Dec. 31, 2017		12,938,128